Financial Instruments - Summary of Obligations Due (Detail) - CAD ($)	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Disclosure of reclamation obligations continuity [line items]
Leases Liability	$ 898,000.00	$ 947,000.00	$ 1,700,000
Liquidity risk [member] | 2022 [member]
Disclosure of reclamation obligations continuity [line items]
Trade and other payables	3,126,000
Leases Liability	497,000
Liquidity risk [member] | 2023 [member]
Disclosure of reclamation obligations continuity [line items]
Leases Liability	230,000
Liquidity risk [member] | 2024 [member]
Disclosure of reclamation obligations continuity [line items]
Leases Liability	135,000
Liquidity risk [member] | 2025 and beyond [member]
Disclosure of reclamation obligations continuity [line items]
Reclamation and closure obligations	3,011,000
Leases Liability	$ 6,000